Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Property Plant and Equipment

	Computer Equipment	Fixtures and Fittings	Total
	$’000	$’000	$’000
Cost
Balance at January 1, 2019	798	122	920
Additions	1,649	266	1,915
Effect of movements in foreign exchange	16	2	18

Balance at December 31, 2019	2,463	390	2,853

Balance at January 1, 2020	2,463	390	2,853
Additions	308	411	719
Reclassification to assets held for sale	—	(621)	(621)
Effect of movements in foreign exchange	89		89

Balance at December 31, 2020	2,860	180	3,040

	Computer Equipment	Fixtures and Fittings	Total
	$’000	$’000	$’000

Depreciation
Balance at January 1, 2019	345	53	398
Depreciation	574	7	581
Effect of movements in foreign exchange	72	1	73

Balance at December 31, 2019	991	61	1,052

Balance at January 1, 2020	991	61	1,052
Depreciation	931	3	934
Reclassification to assets held for sale	—	—	—
Effect of movements in foreign exchange	(346)	66	(280)

Balance at December 31, 2020	1,576	130	1,706

Net book value
At January 1, 2019	453	69	522
At December 31, 2019 and January 1, 2020	1,472	329	1,801

At December 31, 2020	1,284	50	1,334